Subsequent Events - Narrative (Details) - Subsequent Event TEU in Millions, $ in Millions	Jul. 01, 2025 USD ($) TEU
Subsequent Event [Line Items]
Cargo capacity amount | TEU	0.5
Global Container International LLC
Subsequent Event [Line Items]
Business combination, consideration transferred | $	$ 1,070.0